Class I Shares | Vontobel Global Equity Institutional Fund
FUND SUMMARY Vontobel Global Equity Institutional Fund (“Global Equity Fund” or the “Fund”)
Investment Objective
The Fund has an investment objective of providing long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Class I Shares Vontobel Global Equity Institutional Fund Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	none
Redemption fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Vontobel Global Equity Institutional Fund Class I
Management fee		0.70%
Distribution (Rule 12b-1) fees		none
Other expenses	[1]	0.27%
Total annual fund operating expenses		0.97%
Fee Waivers and Reimbursements	[2]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements		0.90%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Vontobel Asset Management, Inc. (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 0.90% Class I Shares until January 28, 2016. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example (USD $)	1 year	3 years
Class I Shares Vontobel Global Equity Institutional Fund Class I	92	302

Held
Expense Example, No Redemption (USD $)	1 year	3 years
Class I Shares Vontobel Global Equity Institutional Fund Class I	92	302

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Principal Investment Strategies
Under normal circumstances, the Global Equity Institutional Fund invests in equity securities or equity-linked instruments of issuers located throughout the world, including issuers in emerging markets countries and issuers in the United States. The Fund may invest without limit in foreign securities and can invest in any country. The Fund normally will invest in at least three countries with at least 40% of its assets invested in countries other than the U.S. and in a minimum of three foreign countries or, if conditions are not favorable, at least 30% of its assets outside the U.S. The Fund intends to diversify its investments among a number of different countries; however, the Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may invest in U.S and foreign companies of any size, including small and mid-capitalization companies.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities or equity linked investments. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”). The Fund may invest in equity-linked securities—synthetic instruments that attempt to replicate ownership of an underlying equity security in foreign stock markets where non-resident shareholders are unable to own shares directly.

This Fund seeks to provide investors with exposure to high-quality global companies. The securities selected for inclusion in the Fund are those that in the opinion of the Adviser are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Free cash flow is the difference between operating cash flow and capital expenditures and represents the cash available to develop new products, make acquisitions, pay dividends and reduce debt. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles, although there is no guarantee that it will do so.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Large Cap Company Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Foreign Investing Risk. Foreign investing involves risks not typically associated with US investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Currency Rate Risk. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Preferred Stock Risk. The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Market Volatility Risk. The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

REIT Risk. Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.
Performance
Because the Fund did not commence operations until January 2015, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the MSCI ACWI Index (net). Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-5393 (toll free) or 312-630-6583.